Investments in joint ventures - Additional Information (Details)	Sep. 30, 2021
SRV Joint Gas Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
SRV Joint Gas Two Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%